[LOGO]

                             VANGUARD ADMIRAL FUNDS
                       Admiral Treasury Money Market Fund
                           VANGUARD MONEY MARKET FUNDS
                             Prime Money Market Fund
                            Federal Money Market Fund
                             VANGUARD TREASURY FUND
                           Treasury Money Market Fund
                        VANGUARD VARIABLE INSURANCE FUND
                             Money Market Portfolio

             SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION
                                OCTOBER 22, 1999

Effective October 22, 1999, the custodian of each of the above funds was replaced by The Bank of New York, One Wall Street, New York, NY 10286. The Bank of New York has assumed all responsibilities of the prior custodian. Custodian information appears in the "Service Providers" section of a fund's Statement of Additional Information.


                                                               BSMFN2-10/22/1999